ORGANIZATION AND PRINCIPAL ACTIVITIES - Corporate Restructuring (Details)	Jun. 30, 2018 USD ($) item shares
Maderic and HFO
Debt Conversion [Line Items]
Number of agreements entered with shareholders | item	2
Number of shares issued | shares	15,999,000
Maderic Holding Limited
Debt Conversion [Line Items]
Loans converted for nominal value into ordinary shares of the Company	$ 21,150,000
HFO Investment Group
Debt Conversion [Line Items]
Loans converted for nominal value into ordinary shares of the Company	$ 3,150,000